SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2014
Shares Issued		388,475,000	388,475,000
Common Stock Par Value		$ 0.01	$ 0.01
PreSplit
Shares Issued	1,675,000,000
Shares Outstanding	1,675,000,000
Common Stock Par Value	$ 0.001
Stock Split Ratio	0.20
Post Split
Shares Issued	335,000,000
Shares Outstanding	335,000,000
Common Stock Par Value	$ 0.001